Acquisitions (Fair Values Of Assets Acquired And Liabilities Assumed At The Date Of The Acquisition) (Details) (Concentra [Member], USD $) In Thousands	Dec. 31, 2010
Concentra [Member]
Cash and cash equivalents	$ 21,317
Receivables	108,571
Other current assets	20,589
Property and equipment	131,837
Goodwill	531,372
Other intangible assets	188,000
Other long-term assets	12,935
Total assets acquired	1,014,621
Current liabilities	(100,091)
Other long-term liabilities	(109,811)
Total liabilities assumed	(209,902)
Net assets acquired	$ 804,719